Note 15 - Lease Liabilities and Other Loans	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
Note 15.	Lease Liabilities and Other Loans

Total lease liabilities and other loans, non-current and current, are summarized below.

	As of December 31,
[US$ thousands]	2020	2021
Non-current lease liabilities and other loans:
Lease liabilities	3,094	1,925
Interest-bearing loans	490	155
Total non-current lease liabilities and other loans	3,584	2,081
Current lease liabilities and other loans:
Lease liabilities	4,706	3,449
Interest-bearing loans	311	7,784
Other loans	371	194
Total current lease liabilities and other loans	5,389	11,427
Total lease liabilities and other loans	8,972	13,508

As of December 31, 2020, and 2021, Opera had one interest-bearing loan outstanding related to vendor financing of hosting infrastructure. That loan is repayable in equated monthly installments over 60 months, ending in June 2023. The total amount of the loan due in 2022 is presented as a current liability in the Statement of Financial Position as of December 31, 2021. The effective annual interest rate on the loan is 3.83%.

As of December 31, 2021, Opera had drawn US$7.5 million under a credit facility with a broker, as disclosed in Notes 3 and 14. The loan was recognized as part of current lease liabilities and other loans in the Statement of Financial Position and is included as part of current interest-bearing loans in the table above.

See Note 17 for a maturity analysis of the financial liabilities.

Leases

Opera is the lessee for leases of property, data centers, servers and other equipment used in its operations.

The Statement of Financial Position has the following amounts relating to leases.

	As of December 31,
[US$ thousands]	2020	2021
Right-of-use assets:
Office properties (Note 10)	4,974	4,171
Equipment (Note 10)	2,335	1,070
Total right-of-use assets	7,309	5,241
Lease liabilities:
Non-current	3,094	1,925
Current	4,706	3,449
Total lease liabilities	7,800	5,374

Additions to and remeasurements of the right-of-use assets during 2021 totaled US$2.7 million (2020: US$1.1 million).

The Statement of Operations has the following amounts relating to leases.

	Year ended December 31,
[US$ thousands]	2020	2021
Depreciation expense of right-of-use assets classified as property	2,221	2,407
Depreciation expense of right-of-use assets classified as equipment	2,529	2,347
Interest expense (included in finance expense)	397	266
Expense relating to short-term leases (included in other operating expenses)	3,201	2,104
Foreign exchange loss	140	277
Total lease-related expenses	8,489	7,400

The total cash outflow for leases in 2021 was US$7.5 million (2020: US$7.6 million, and 2019: US$5.3 million).

Lease contracts are typically made for fixed periods of 6 months up to 6 years but may have extension options as described below. Contracts may contain both lease and non-lease components, which are accounted for separately. Opera allocates the consideration in the contract to the lease and non-lease components based on their relative stand-alone prices. Lease terms are negotiated on an individual basis and are for a wide range of different terms and conditions. Some lease agreements required that Opera provide cash deposits as security for lease payments. Leased assets may not be used as security for borrowing purposes.

To determine the incremental borrowing rate, which was the basis on which lease payments were discounted, management used the rate in recent third-party financing obtained by the individual lessee and made adjustments to that rate to reflect changes in financing conditions subsequent to when the third-party financing was obtained. In situations where the individual lessee had not obtained third-party financing recently, management used a build-up approach that started with a risk-free interest rate, and which was adjusted for estimated credit risk for the specific lease held by Opera. In all instances, the basis for the discount rate was adjusted for factors specific to the lease, such as term, geographic location, currency and collateral.

Extension and Termination Options

Extension and termination options are included in a number of property and equipment leases. These are used to maximize operational flexibility in terms of managing the assets used in Opera’s operations. The majority of extension and termination options held are exercisable only by Opera and not by the respective lessor.

Guarantee

A guarantee has been made by Opera in favor of Dell Bank International d.a.c. ("Dell") as a security for all present and future lease liabilities of Opera (as the lessee) to Dell. This guarantee is limited to a principal amount of NOK 100.0 million, equal to US$11.4 million as of year-end 2021, with the addition of any interests, costs and/or expenses accruing on the liabilities and/or as a result of Opera’s non-fulfilment of the liabilities. The guarantee is valid until January 17, 2027.

Changes in Liabilities Arising From Financing Activities

The table below specifies changes in liabilities arising from financing activities.

[US$ thousands]	Non-current lease liabilities	Non-current interest- bearing loans	Current lease liabilities	Current interest- bearing loans	Other current loans	Total
As of January 1, 2020	7,378	736	4,625	43,369	867	56,975
Net cash flows	(3,782)	(246)	(420)	(43,058)	-	(47,506)
New and modified leases	236	-	864	-	-	1,100
Other changes (1)	(738)	-	(362)	-	(496)	(1,596)
Balance as of December 31, 2020	3,094	490	4,707	311	371	8,973
Net cash flows	(1,836)	(33)	(3,283)	(311)	(154)	(5,617)
Change in credit facility	-	-	-	7,483	-	7,483
New and modified leases	667	-	2,025	-	-	2,692
Other changes (1)	-	(301)	-	301	(23)	(23)
Balance as of December 31, 2021	1,925	155	3,449	7,784	194	13,508

_____________

(1)	"Other changes" includes the effect of reclassification of the non-current portion of liabilities to current due to the passage of time and the effect of accrued but not yet paid interest on interest-bearing loans and borrowings, including lease liabilities.